Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Contributed surplus [member] USD ($)	Retained earnings [member] USD ($)	Accumulated other comprehensive income [member] USD ($)	USD ($)	CAD ($)
Balance at Dec. 31, 2021	$ 13,389	$ 3,664	$ 4,392	$ 491	$ 21,936
IfrsStatementLineItems [Line Items]
Net Income (loss)			3,448		3,448	$ 4,398
Foreign currency translation adjustments				(1,694)	(1,694)
Comprehensive loss			3,448	(1,694)	1,754
Stock options exercised	107	(43)			64
Share-based compensation costs		69			69
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)
Balance at Dec. 31, 2022	13,496	3,690	7,841	(1,204)	23,823	32,289
IfrsStatementLineItems [Line Items]
Net Income (loss)			(3,485)		(3,485)	(4,710)
Foreign currency translation adjustments				492	492
Comprehensive loss			(3,485)	492	(2,993)
Stock options exercised	21	(8)			13
Share-based compensation costs		192			192
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)
Balance at Dec. 31, 2023	13,517	3,874	4,356	(712)	21,035	$ 27,855
IfrsStatementLineItems [Line Items]
Net Income (loss)			(15,309)		(15,309)
Foreign currency translation adjustments				(771)	(771)
Comprehensive loss			(16,466)	(771)	(17,237)
Share-based compensation costs		464			464
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)			(1,157)		(1,157)
Acquisition of Aeterna Zentaris (note 5)	8,485	9			8,494
Exercise of warrants (note 16)	405				405
Exercise of DSUs (note 17)	79	(79)
Balance at Dec. 31, 2024	$ 22,486	$ 4,268	$ (12,110)	$ (1,483)	$ 13,161